Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Disaggregation of the Group's Revenue
The disaggregation of the Group’s revenue is presented in the following table. Revenue is reported by geographical location based on the location of the customer or licensee and, for R&D services, based on the location where the services were performed.

TCHF	2023	2022
Revenue streams
Royalties	1,411	2,482
Product sales	4,256	2,525
Licensing fees	19	380
Revenue from research and development services	347	694

Total revenue	6,033	6,081

Geographical area
Switzerland	414	800
Europe (excluding Switzerland)	2,886	2,412
North America	1,406	1,699
Rest of the world	1,327	1,170

Total revenue	6,033	6,081

Timing of revenue recognition
Point in time	6,033	6,081
Over time	—	—

Total revenue	6,033	6,081

Summary of Geographical Location Non-current Assets
6.3 Geographical location of
non-current
assets

TCHF	December 31, 2023	December 31, 2022
Switzerland	57,189	165,484
Rest of the world	193	122

Total non-current assets *	57,382	165,606

*	Without financial assets and deferred tax assets